ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS

4. ACQUISITIONS

● The acquisition of Yundian

On March 31, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Magnum International Holdings Limited, a British Virgin Islands business company (the “Yundian BVI”), and all the shareholders of Yundian BVI, who collectively hold 100% issued and outstanding shares of Yundian BVI (the “Sellers”). Yundian BVI indirectly owns 100% of Dalian Yundian Zhiteng Technology Company Limited (“Yundian”), a company organized under the laws of the PRC, via Yundian BVI’s wholly-owned subsidiary in Hong Kong, Yun Tent Technology Company Limited. Yundian is a company engaging in the information technology and communication engineering based in Dalian, China. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yundian BVI. Upon the closing, the aggregate purchase price for Yundian was $6,372,000 and 9,000,000 Ordinary Shares was provided. The closing of the Yundian SPA occurred on April 19, 2022.

These transactions were accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The results of the Yundian’s operations have been included in the Company’s consolidated financial statements since April 19, 2022. The revenue and net loss of the Yundian from the acquisition date to December 31, 2022 was $21,595 and $952,590 respectively.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yundian as of April 19, 2022:

Items	Amount
Assets
Cash and cash equivalents	$4,402
Other current assets	36,575

Goodwill	6,596,636
Liabilities
Accounts payable	(141)

Accrued expenses and other current liabilities	(265,472)
Total net assets	$6,372,000

The fair value of all assets acquired and liabilities assumed is the estimated book value of the Yundian. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of Yundian at the acquisition date.

The following unaudited pro forma consolidated financial information for the year ended December 31, 2022 is presented as if the acquisitions had been consummated on January 1, 2022 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for illustrative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

Unaudited pro forma consolidated statements of operations and other comprehensive loss for the year ended December 31, 2022:

Items	Year ended December 31, 2022
Revenue	$10,978,767
Net loss	$(11,219,853)

4. ACQUISITIONS (CONTINUED)

● The acquisition of Code Beating

On June 23, 2022, the Company entered into a Stock Purchase Agreement (“SPA”) with Mahaotiaodong Information Technology Company Limited (the “Mahao BVI”) to acquire Code Beating (Xiamen) Technology Company Limited (“Code Beating”). Upon the closing, the aggregate purchase price for Code Beating was $6,120,000 and 10,000,000 Ordinary Shares was provided. The closing of the Code Beating SPA occurred on June 23, 2022.

These transactions were accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The results of the Code Beating’s operations have been included in the Company’s consolidated financial statements since June 23, 2022. The revenue and net income of the Code Beating from the acquisition date to December 31, 2022 was $8,680,972 and $596,412 respectively.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yundian as of June 23, 2022:

Items	Amount
Assets
Cash and cash equivalents	$21
Accounts receivable	613,198
Advances to suppliers, net	4,343,744
Other current assets	78,073
Goodwill	5,956,203
Liabilities
Accounts payable	(440,392)
Advance from customer	(4,410,090)
Accrued expenses and other current liabilities	(20,757)
Total net assets	$6,120,000

The fair value of all assets acquired and liabilities assumed is the estimated book value of the Code Beating. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of Code Beating at the acquisition date.

The following unaudited pro forma consolidated financial information for the year ended December 31, 2022 is presented as if the acquisitions had been consummated on January 1, 2022 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for illustrative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

Unaudited pro forma consolidated statements of operations and other comprehensive loss for the year ended December 31, 2022:

Items	Year ended December 31, 2022
Revenue	$11,977,268
Net loss	$(11,218,447)

● The acquisition of Yuanxing

On December 12, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Xinfuxin International Holdings Limited, a British Virgin Islands business company (the “Yuanxing BVI”), and all the shareholders of Yuanxing BVI, who collectively hold 100% issued and outstanding shares of Yuanxing BVI (the “Sellers”). Yuanxing BVI indirectly owns 100% of Hunan Yuanxing Chanrong Technology Co., Ltd (“Yuanxing”), a company organized under the laws of the PRC, via Yuanxing BVI’s wholly-owned subsidiary in Hong Kong, Antai Medical Limited. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yuanxing BVI. Upon the closing, the aggregate purchase price for Yuanxing was $2,640,000 and 12,000,000 Ordinary Shares was provided. The closing of the Yuanxing SPA occurred on December 23, 2022.

4. ACQUISITIONS (CONTINUED)

These transactions were accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The results of the Yuanxing’s operations have been included in the Company’s consolidated financial statements since December 23, 2022. The revenue and net loss of the Yuanxing from the acquisition date to December 31, 2022 was $537,252 and $169,034 respectively.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yuanxing as of December 23, 2022:

Items	Amount
Assets
Cash and cash equivalents	$12,484
Accounts receivable	767,120
Advances to suppliers, net	216,927
Other current assets	231,687
Property and equipment, net	3,329
Other non-current assets	17,631
Goodwill	1,744,366
Liabilities
Accounts payable	(203,901)
Advance from customer	(21,487)
Accrued expenses and other current liabilities	(128,156)
Total net assets	$2,640,000

The fair value of all assets acquired and liabilities assumed is the estimated book value of the Yuanxing. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of Yuanxing at the acquisition date.

The following unaudited pro forma consolidated financial information for the year ended December 31, 2022 is presented as if the acquisitions had been consummated on January 1, 2022 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for illustrative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

Unaudited pro forma consolidated statements of operations and other comprehensive loss for the year ended December 31, 2022:

Items	Year ended December 31, 2022
Revenue	$12,540,220
Net loss	$(10,811,082)

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS